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  THIS FILING ADDS PREVIOUSLY CONFIDENTIAL POSITIONS TO THE FORM 13F FILED ON
           FEBRUARY 14, 2005 FOR THE QUARTER ENDED DECEMBER 31, 2004.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2004
                                               -----------------

Check here if Amendment [X]; Amendment Number:          1
                                               -----------------
         This Amendment (Check only one.):  [ ]  is a restatement.
                                            [X]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Satellite Asset Management, L.P.
Address:      623 Fifth Avenue, 20th Floor
              New York, NY  10022

Form 13F File Number:  28-05307

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Simon Raykher
Title:        General Counsel
Phone:        (212) 209-2060

Signature, Place, and Date of Signing:

/S/ SIMON RAYKHER                   New York, New York            May 17, 2005
------------------                  -------------------           --------------
[Signature]                         [City, State]                 [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                      0
                                                              -----------
Form 13F Information Table Entry Total:                                 5
                                                              -----------
Form 13F Information Table Value Total:                          $218,889
                                                              -----------
                                                              (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

              NONE

                                                  FORM 13F INFORMATION TABLE
                                               SATELLITE ASSET MANAGEMENT, L.P.
                                             FOR QUARTER ENDED DECEMBER 31, 2004

------------------------------------------------------------------------------------------------------------------------------------
                Title             Value
                of                (x        Shrs or     SH/   Put/  Investment  Other
Name of Issuer  Class  CUSIP      $1000)    prn amt     PRN   Call  Discretion  Managers       Voting Authority
--------------  -----  -----      ------    -------     ---   ----  ----------  --------   -----------------------------------------
                                                                                          Sole      Shared    None
                                                                                          ----      ------    ----
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
HOLLYWOOD       COM    436141105    8,183     625,110   SH            SOLE                 625,110
ENTERTAIN-
MENT CORP
------------------------------------------------------------------------------------------------------------------------------------
HARMONY         SPON-  413216300   53,913   5,815,892   SH            SOLE               5,815,892
GOLD MNG LTD    SORED
                ADR
------------------------------------------------------------------------------------------------------------------------------------
KING PHARMA-    COM    495582108   62,537   5,043,300   SH            SOLE               5,043,300
CEUTICALS INC
------------------------------------------------------------------------------------------------------------------------------------
MANDALAY        COM    562567107   89,883   1,276,200   SH            SOLE               1,276,200
RESORT GROUP
------------------------------------------------------------------------------------------------------------------------------------
VARCO INTL INC  COM    922122106    4,373     150,000   SH            SOLE                 150,000
------------------------------------------------------------------------------------------------------------------------------------

REPORT SUMMARY:  5 DATA RECORDS              $218,889